Premises and Equipment - Summary of premises and equipment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 11,697	$ 5,623
Accumulated depreciation and amortization		(4,637)	(3,105)
Premises and equipment, net	8,060	7,060	2,518
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,450
Building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		3,544
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		3,157	3,187
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,456	661
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 2,090	$ 1,775